9. Related Party Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Related Party Transactions Details
Beginning balance	$ 5,674	$ 6,055
New loans	6,048	7,857
Repayments	(7,219)	(8,238)
Ending balance	$ 4,503	$ 5,674